Property and Equipment - Narrative (Details) $ in Thousands	12 Months Ended
	Oct. 31, 2022 CAD ($)	Oct. 31, 2021 CAD ($) location
Meta Growth Corp.
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss		$ 133
Number of locations identified in acquisition | location		2
Assets under construction
Disclosure of detailed information about property, plant and equipment [line items]
Additions	$ 178	$ 2,170